Finance Leases (Details 4)	Sep. 30, 2025	Dec. 31, 2024
Finance leases Interest rate		3.01%
Finance leases term		3 years 3 months 25 days
Twin Vee Powercarsco [Member]
Finance leases Interest rate	5.40%
Finance leases term	2 years 8 months 12 days